Expenses from Ordinary Activities	12 Months Ended
Jun. 30, 2022
Expenses from Ordinary Activities [abstract]
EXPENSES FROM ORDINARY ACTIVITIES

3. EXPENSES FROM ORDINARY ACTIVITIES

	Years Ended June 30,
	2022	2021	2020

Research and Development Expenses (1)
Employee expenses	2,517,516	2,169,420	2,698,139
Other research and development expenses	12,228,260	10,114,428	7,400,300

General and Administration Expenses
Depreciation on fixed assets	17,848	18,662	25,988
Depreciation on leased assets	36,366	56,707	86,439
Employee expenses (non R&D related)	705,541	1,556,078	617,889
Consultant and director expenses	390,896	852,369	742,390
Audit, internal control and other assurance expenses	220,798	220,198	217,506
Corporate compliance expenses	401,741	692,895	384,705
Insurance expenses	655,990	531,877	628,060
Office rental	79,329	87,612	72,757
Other administrative and office expenses	911,347	718,520	670,405
Share based payment expenses	1,506,122	1,950,563	-
Corporate advisory expenses	587,937	252,361	-

Other gains and losses
Foreign exchange (gain)/loss	(2,722,430)	297,111	(333,055)

(1)	Research and development expenses mainly consist of expenses paid for contracted research and development activities conducted by third parties on behalf of the Group.